Supplementary Financial Information (Schedule Of Other Noncurrent Liabilities And Deferred Credits) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplementary Financial Information [Abstract]
Retirement plans and other employee benefits	$ 1,434	$ 1,399	$ 1,495
Uncertain tax positions (including accrued interest)	37	56	169
Amounts payable to members related to income taxes	17	17
Investment tax credits	18	20	24
Other	72	62	58
Total other noncurrent liabilities and deferred credits	$ 1,578	$ 1,554	$ 1,746